Deferred revenue - Rollforward (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Analysis of deferred revenue
Balance at beginning of year		¥ 1,578,931
Balance at end of year	$ 275,056	1,893,269	¥ 1,578,931
Unearned storage fees
Analysis of deferred revenue
Balance at beginning of year	215,318	1,482,074	1,232,243	¥ 926,756
Deferred revenue arising from new customers	81,297	559,588	493,354	509,334
Credited to income	(40,428)	(278,273)	(243,523)	(203,847)
Balance at end of year	$ 256,187	¥ 1,763,389	¥ 1,482,074	¥ 1,232,243